Note 8 - Financial Instruments	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
(
8
)   Financial Instruments

	Years Ended December 31,
	2020	2019
	A$	A$
Financial assets:
Cash and cash equivalents	23,561,807	30,229,530
Accounts receivables	73,073	116,626
Total financial assets	23,634,880	30,346,156
Debt:
Short and long term debt/loan	40,741	0
Net financial assets	23,594,139	30,346,156

The Company's significant financial assets and liabilities measured at fair value as included above are deemed to be level
1financial
instruments.

The carrying value of the cash and cash equivalents and the accounts receivable approximates fair value because of their short-term nature.

We regularly review all our financial assets for impairment. There were no
impairments recognized in
2020
and
2019.

Derivative Instruments and Hedging Activities

We had
no
derivatives or outstanding contracts in place through the years ended
December 31, 2020
and
2019.